2. Loans: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2017
Direct Cash Loans
Contractual Maturity as percentage of loan balances	100.00%
Direct Cash Loans | 2018
Contractual Maturity as percentage of loan balances	64.43%
Direct Cash Loans | 2019
Contractual Maturity as percentage of loan balances	26.48%
Direct Cash Loans | 2020
Contractual Maturity as percentage of loan balances	6.92%
Direct Cash Loans | 2021
Contractual Maturity as percentage of loan balances	1.71%
Direct Cash Loans | 2022
Contractual Maturity as percentage of loan balances	0.37%
Direct Cash Loans | 2023 & beyond
Contractual Maturity as percentage of loan balances	0.09%
Real Estate Loans
Contractual Maturity as percentage of loan balances	100.00%
Real Estate Loans | 2018
Contractual Maturity as percentage of loan balances	21.45%
Real Estate Loans | 2019
Contractual Maturity as percentage of loan balances	11.05%
Real Estate Loans | 2020
Contractual Maturity as percentage of loan balances	10.56%
Real Estate Loans | 2021
Contractual Maturity as percentage of loan balances	9.99%
Real Estate Loans | 2022
Contractual Maturity as percentage of loan balances	9.16%
Real Estate Loans | 2023 & beyond
Contractual Maturity as percentage of loan balances	37.79%
Sales Finance Contracts
Contractual Maturity as percentage of loan balances	100.00%
Sales Finance Contracts | 2018
Contractual Maturity as percentage of loan balances	53.27%
Sales Finance Contracts | 2019
Contractual Maturity as percentage of loan balances	28.56%
Sales Finance Contracts | 2020
Contractual Maturity as percentage of loan balances	11.88%
Sales Finance Contracts | 2021
Contractual Maturity as percentage of loan balances	4.81%
Sales Finance Contracts | 2022
Contractual Maturity as percentage of loan balances	1.40%
Sales Finance Contracts | 2023 & beyond
Contractual Maturity as percentage of loan balances	0.08%